Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents

Note 9: Cash and Cash Equivalents

The cash and cash equivalents item is broken down as follows :

	December 31,
	2015	2016	2017
	(thousands of Euros)
Cash	178,895	146,374	32,054
Cash equivalent term deposits	144,486	110,100	105,826

Total cash and cash equivalent as reported in statement of financial position	323,381	256,473	137,880

Bank overdrafts	—	—	—

Total net cash and cash equivalents as reported in the statement of cash flow	323,381	256,473	137,880

Cash equivalents are short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. They are measured using level 1 fair value measurements.

As of December 31, 2015, the cash and cash equivalents included the net proceeds received as part of our July 2015 fundraising.